Cash and Cash Equivalents and Restricted Cash - Schedule of Cash and Cash Equivalents and Restricted Cash (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents and restricted cash	¥ 32,659	¥ 89,484
PRC [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents and restricted cash	32,659
PRC [Member] | RMB [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents and restricted cash	27,315	22,355
PRC [Member] | U.S. dollar [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents and restricted cash	1,587	20,682
Hong Kong [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents and restricted cash	32,659
Hong Kong [Member] | HKD [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents and restricted cash	471	319
Hong Kong [Member] | U.S. dollar [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents and restricted cash	¥ 3,286	¥ 46,128